Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Prepaid expenses	$ 164	$ 37	$ 20
Receivables for Investment			312
Other current assets	266	187	103
Total prepaid expenses and other current assets	$ 430	$ 224	$ 435